UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2011

Shares		Value

COMMON STOCKS (56.2%)

	CONSUMER DISCRETIONARY (6.4%)
7,500	Aaron’s, Inc.	$190,200
7,500	Abercrombie & Fitch Co. Class A	440,250
25,000	American Eagle Outfitters, Inc.	397,250
15,000	Ann, Inc. *	436,650
4,000	Autoliv, Inc.	296,920
7,000	Bed Bath & Beyond, Inc. *	337,890
12,000	Best Buy Co., Inc.	344,640
15,000	Brinker International, Inc.	379,500
10,000	Buckle, Inc. (The)	404,000
25,000	Cabela’s, Inc. *	625,250
5,000	Cablevision Systems Corp. Class A	173,050
11,000	Carnival Corp.	421,960
25,000	CBS Corp. Class B	626,000
15,000	Chico’s FAS, Inc.	223,500
18,000	Collective Brands, Inc. *	388,440
15,000	Comcast Corp. Class A	348,300
18,000	D.R. Horton, Inc.	209,700
12,000	DIRECTV Class A *	561,600
15,000	DISH Network Corp. Class A *	365,400
20,000	GameStop Corp. Class A *	450,400
12,000	Gannett Co., Inc.	182,760
15,000	Gap, Inc. (The)	339,900
14,000	Goodyear Tire & Rubber Co. (The) *	209,720
2,000	Harley-Davidson, Inc.	84,980
12,000	Harman International Industries, Inc.	561,840
24,000	Home Depot, Inc.	889,440
15,000	J.C. Penney Company, Inc.	538,650
10,000	Johnson Controls, Inc.	415,700
5,000	La-Z-Boy, Inc. *	47,750
18,000	Lennar Corp. Class A	326,160
15,000	Lowe’s Cos, Inc.	396,450
15,000	Macy’s, Inc.	363,900
15,000	Mattel, Inc.	373,950
6,000	McDonald’s Corp.	456,540
11,000	Meritage Homes Corp. *	265,430
4,000	Mohawk Industries, Inc. *	244,600
20,000	Newell Rubbermaid, Inc.	382,600
28,000	News Corp. Class B	521,360
22,000	Orient-Express Hotels Ltd. Class A *	272,140
25,000	Penske Auto Group, Inc. *	500,500
24,000	PEP Boys-Manny Moe & Jack	305,040
3,000	Polaris Industries, Inc.	261,060
15,000	Royal Caribbean Cruises Ltd. *	618,900
35,000	Sonic Automotive, Inc.	490,350
8,000	Sony Corp. ADR	254,640
8,000	Target Corp.	400,080
2,000	Tempur-Pedic International, Inc. *	101,320
15,000	Timberland Co. (The) Class A *	619,350
6,000	Time Warner Cable, Inc.	428,040
14,000	Time Warner, Inc.	499,800
10,000	TRW Automotive Holdings Corp. *	550,800
6,000	Universal Electronics, Inc. *	177,360
14,000	Walt Disney Co. (The)	603,260
12,000	Weight Watchers International, Inc.	841,200
10,000	Wolverine World Wide, Inc.	372,800
		21,519,270

Shares		Value

	CONSUMER STAPLES (4.9%)
8,000	Archer-Daniels-Midland Co.	$288,080
8,000	Bunge Ltd.	578,640
15,000	Campbell Soup Co.	496,650
16,000	Coca-Cola Co. (The)	1,061,600
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	615,920
20,000	ConAgra Foods, Inc.	475,000
25,000	Constellation Brands, Inc. Class A *	507,000
12,000	Corn Products International, Inc.	621,840
20,000	CVS Caremark Corp.	686,400
15,000	Dean Foods Co. *	150,000
6,000	Diageo PLC ADR	457,320
15,000	Dr. Pepper Snapple Group, Inc.	557,400
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	58,700
21,000	General Mills, Inc.	767,550
10,000	H.J. Heinz Co.	488,200
16,000	Hormel Foods Corp.	445,440
20,000	Kraft Foods, Inc. Class A	627,200
16,000	Kroger Co. (The)	383,520
3,000	Molson Coors Brewing Co. Class B	140,670
16,000	PepsiCo, Inc.	1,030,560
10,000	PriceSmart, Inc.	366,400
12,000	Procter & Gamble Co. (The)	739,200
25,000	Safeway, Inc.	588,500
25,000	Sara Lee Corp.	441,750
14,000	Smithfield Foods, Inc. *	336,840
12,000	Spartan Stores, Inc.	177,480
20,000	SUPERVALU, Inc.	178,600
20,000	Sysco Corp.	554,000
20,000	Unilever PLC ADR	612,400
30,000	Wal-Mart Stores, Inc.	1,561,500
10,000	Walgreen Co.	401,400
		16,395,760
	ENERGY (7.9%)
2,000	Alliance Resource Partners, L.P.	162,860
6,000	Alpha Natural Resources, Inc. *	356,220
5,000	Apache Corp.	654,600
12,000	Arch Coal, Inc.	432,480
10,000	Atwood Oceanics, Inc. *	464,300
1,000	Baker Hughes, Inc.	73,430
10,000	Boardwalk Pipeline Partners L.P.	326,600
10,000	Bristow Group, Inc. *	473,000
2,000	Cameco Corp.	60,080
16,000	Canadian Natural Resources Ltd.	790,880
18,000	Chesapeake Energy Corp.	603,360
20,000	Chevron Corp.	2,148,600
15,000	ConocoPhillips	1,197,900
10,000	CONSOL Energy, Inc.	536,300
12,500	Devon Energy Corp.	1,147,125
3,000	Diamond Offshore Drilling, Inc.	233,100
10,000	El Paso Corp.	180,000
10,000	EnCana Corp.	345,300
10,000	Energy Transfer Equity, L.P.	450,000
5,000	Energy Transfer Partners L.P.	258,800
15,000	Ensco International PLC ADR	867,600
15,000	Enterprise Products Partners L.P.	645,900
27,000	Exxon Mobil Corp.	2,271,510
1,000	FMC Technologies, Inc. *	94,480
5,000	Frontline Ltd.	123,850

Value Line Income and Growth Fund, Inc.

March 31, 2011

Shares		Value
20,000	Marathon Oil Corp.	$1,066,200
15,000	McDermott International, Inc. *	380,850
8,000	Murphy Oil Corp.	587,360
10,000	Nabors Industries Ltd. *	303,800
7,000	National-Oilwell Varco, Inc.	554,890
9,000	Newfield Exploration Co. *	684,090
20,000	Noble Corp.	912,400
3,000	Oceaneering International, Inc. *	268,350
2,000	Overseas Shipholding Group, Inc.	64,280
1,000	Petroleo Brasileiro S.A. ADR	40,430
2,000	Plains All American Pipeline, L.P.	127,460
5,000	Plains Exploration & Production Co. *	181,150
2,000	Pride International, Inc. *	85,900
8,000	Rowan Companies, Inc. *	353,440
12,000	Royal Dutch Shell PLC ADR	878,880
5,000	Schlumberger Ltd.	466,300
22,000	StatoilHydro ASA ADR	608,080
20,000	Stone Energy Corp. *	667,400
12,000	Suncor Energy, Inc.	538,080
6,000	Swift Energy Co. *	256,080
5,000	Tidewater, Inc.	299,250
12,000	Total S.A. ADR	731,640
10,000	Transocean Ltd. *	779,500
20,000	Valero Energy Corp.	596,400
		26,330,485
	FINANCIALS (4.9%)
5,000	ACE Ltd.	323,500
12,000	AllianceBernstein Holding L.P.	261,600
9,000	Allstate Corp. (The)	286,020
12,000	American Express Co.	542,400
15,000	Ameriprise Financial, Inc.	916,200
4,000	Banco Santander Central Hispano S.A. ADR	46,880
45,000	Bank of America Corp.	599,850
2,000	Bank of Montreal	129,960
12,000	Bank of New York Mellon Corp.	358,440
12,000	Berkley (W.R.) Corp.	386,520
6,000	CNA Financial Corp.	177,300
10,000	CNO Financial Group, Inc. *	75,100
2,000	Credit Suisse Group ADR	85,160
2,000	Equity Residential	112,820
9,000	First American Financial Corp.	148,500
10,000	Genworth Financial, Inc. Class A *	134,600
12,000	Hartford Financial Services Group, Inc.	323,160
12,000	HCC Insurance Holdings, Inc.	375,720
10,000	Health Care REIT, Inc.	524,400
14,000	Hospitality Properties Trust	324,100
10,000	Host Hotels & Resorts, Inc.	176,100
5,000	Independent Bank Corp.	135,050
14,000	Invesco Ltd.	357,840
15,000	Itau Unibanco Banco Multiplo S.A. ADR	360,750
29,000	JPMorgan Chase & Co.	1,336,900
15,000	Knight Capital Group, Inc. Class A *	201,000
20,000	Loews Corp.	861,800
15,000	Manulife Financial Corp.	265,350
10,000	MetLife, Inc.	447,300
14,000	Morgan Stanley	382,480
15,000	Nasdaq OMX Group, Inc. (The) *	387,600
5,000	NYSE Euronext	175,850
10,000	PNC Financial Services Group, Inc.	629,900
17,000	Principal Financial Group, Inc.	545,870

Shares		Value

12,000	ProLogis	$191,760
6,000	Prudential Financial, Inc.	369,480
10,000	State Street Corp.	449,400
10,000	SunTrust Banks, Inc.	288,400
12,000	TD Ameritrade Holding Corp.	250,440
15,000	U.S. Bancorp	396,450
14,000	UBS AG *	252,700
7,000	United Bankshares, Inc.	185,640
15,000	Unum Group	393,750
27,000	Wells Fargo & Co.	855,900
10,000	XL Group PLC	246,000
		16,275,940
	HEALTH CARE (8.0%)
10,000	Abbott Laboratories	490,500
15,000	Aetna, Inc.	561,450
12,000	Alere, Inc. *	469,680
10,000	Amgen, Inc. *	534,500
10,000	Baxter International, Inc.	537,700
10,000	Becton, Dickinson & Co.	796,200
4,000	Bio-Rad Laboratories, Inc. Class A *	480,560
10,000	Biogen Idec, Inc. *	733,900
20,000	Bristol-Myers Squibb Co.	528,600
12,000	CIGNA Corp.	531,360
30,000	Coventry Health Care, Inc. *	956,700
15,000	Covidien PLC	779,100
20,000	Eli Lilly & Co.	703,400
10,000	Forest Laboratories, Inc. *	323,000
11,000	Gilead Sciences, Inc. *	466,840
10,000	GlaxoSmithKline PLC ADR	384,100
20,000	Health Net, Inc. *	654,000
7,000	Humana, Inc. *	489,580
15,000	Immucor, Inc. *	296,700
30,000	Johnson & Johnson	1,777,500
14,000	Kinetic Concepts, Inc. *	761,880
10,000	Laboratory Corporation of America Holdings *	921,300
10,000	Life Technologies Corp. *	524,200
15,000	Lincare Holdings, Inc.	444,900
20,000	Medtronic, Inc.	787,000
14,000	Merck & Co., Inc.	462,140
12,000	Meridian Bioscience, Inc.	287,880
8,000	Novartis AG ADR	434,800
20,000	PerkinElmer, Inc.	525,400
24,000	Pfizer, Inc.	487,440
15,000	PSS World Medical, Inc. *	407,250
18,000	Quest Diagnostics, Inc.	1,038,960
18,000	Sanofi-Aventis ADR	633,960
15,000	STERIS Corp.	518,100
10,000	Teleflex, Inc.	579,800
20,000	Teva Pharmaceutical Industries Ltd. ADR	1,003,400
12,500	Thermo Fisher Scientific, Inc. *	694,375
9,000	UnitedHealth Group, Inc.	406,800
10,000	Varian Medical Systems, Inc. *	676,400
15,000	Watson Pharmaceuticals, Inc. *	840,150
15,000	WellCare Health Plans, Inc. *	629,250
6,000	WellPoint, Inc.	418,740
15,000	Zimmer Holdings, Inc. *	907,950
		26,887,445

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	INDUSTRIALS (8.5%)
12,000	ABB Ltd. ADR *	$290,280
10,000	AGCO Corp. *	549,700
8,000	Avery Dennison Corp.	335,680
7,500	Babcock & Wilcox Co. *	250,350
10,000	Barnes Group, Inc.	208,800
11,000	Belden CDT, Inc.	413,050
6,000	Boeing Co. (The)	443,580
8,000	Canadian National Railway Co.	602,160
6,000	Canadian Pacific Railway Ltd.	386,040
4,000	Chart Industries, Inc. *	220,160
12,000	Chicago Bridge & Iron Co. N.V.	487,920
10,000	CIRCOR International, Inc.	470,200
2,000	CNH Global N.V. *	97,100
8,000	CSX Corp.	628,800
2,000	Cummins, Inc.	219,240
10,000	Curtiss-Wright Corp.	351,400
12,000	Danaher Corp.	622,800
20,000	DryShips, Inc. *	99,000
4,000	Dun & Bradstreet Corp. (The)	320,960
10,000	Dycom Industries, Inc. *	173,400
12,000	Eaton Corp.	665,280
12,000	Embraer SA ADR	404,400
9,000	Emerson Electric Co.	525,870
1,000	FedEx Corp.	93,550
3,000	Flowserve Corp.	386,400
5,000	Fluor Corp.	368,300
12,000	Foster Wheeler AG *	451,440
10,000	FTI Consulting, Inc. *	383,300
12,000	General Cable Corp. *	519,600
10,000	General Dynamics Corp.	765,600
75,000	General Electric Co.	1,503,750
12,000	Harbin Electric, Inc. *	248,280
15,000	Hexcel Corp. *	295,350
10,000	Honeywell International, Inc.	597,100
2,000	Huntington Ingalls Industries, Inc. *	83,000
8,000	Illinois Tool Works, Inc.	429,760
5,000	Ingersoll-Rand PLC	241,550
16,000	Interface, Inc. Class A	295,840
10,000	ITT Corp.	600,500
2,000	Kennametal, Inc.	78,000
8,000	L-3 Communications Holdings, Inc.	626,480
2,000	Lincoln Electric Holdings, Inc.	151,840
5,000	Lockheed Martin Corp.	402,000
7,000	Norfolk Southern Corp.	484,890
12,000	Northrop Grumman Corp.	752,520
5,000	Owens Corning, Inc. *	179,950
12,000	Pall Corp.	691,320
6,000	Parker Hannifin Corp.	568,080
12,000	Pentair, Inc.	453,480
8,000	Raytheon Co.	406,960
15,000	Republic Services, Inc.	450,600
4,000	Rockwell Automation, Inc.	378,600
10,000	Rockwell Collins, Inc.	648,300
2,000	Ryder System, Inc.	101,200
15,000	Southwest Airlines Co.	189,450

Shares		Value

12,000	Terex Corp. *	$444,480
15,000	Textron, Inc.	410,850
10,000	Thomas & Betts Corp. *	594,700
10,000	Trinity Industries, Inc.	366,700
12,000	Tyco International Ltd.	537,240
8,000	Union Pacific Corp.	786,640
22,000	United Continental Holdings, Inc. *	505,780
7,000	United Technologies Corp.	592,550
18,000	Waste Management, Inc.	672,120
12,000	Watts Water Technologies, Inc. Class A	458,280
11,000	WESCO International, Inc. *	687,500
		28,650,000
	INFORMATION TECHNOLOGY (7.4%)
18,000	Accenture PLC Class A	989,460
7,500	Adobe Systems, Inc. *	248,700
20,000	Amdocs Ltd. *	577,000
15,000	Analog Devices, Inc.	590,700
4,000	Anixter International, Inc.	279,560
20,000	Arrow Electronics, Inc. *	837,600
15,000	Automatic Data Processing, Inc.	769,650
15,000	Avnet, Inc. *	511,350
20,000	AVX Corp.	298,200
16,000	BMC Software, Inc. *	795,840
15,000	CA, Inc.	362,700
15,000	Celestica, Inc. *	160,800
12,000	Check Point Software Technologies Ltd. *	612,600
28,000	Cisco Systems, Inc. *	480,200
5,000	Cognizant Technology Solutions Corp. Class A *	407,000
12,000	Computer Sciences Corp.	584,760
9,000	CoreLogic, Inc.	166,500
15,000	Corning, Inc.	309,450
15,000	CSG Systems International, Inc. *	299,100
15,000	DST Systems, Inc.	792,300
20,000	EMC Corp. *	531,000
600	Google, Inc. Class A *	351,726
10,000	Harmonic, Inc. *	93,800
10,000	Harris Corp.	496,000
20,000	Hewlett-Packard Co.	819,400
45,000	Intel Corp.	907,650
8,000	International Business Machines Corp.	1,304,560
5,000	International Rectifier Corp. *	165,300
15,000	Jabil Circuit, Inc.	306,450
11,000	Lender Processing Services, Inc.	354,090
12,000	Lexmark International, Inc. Class A *	444,480
10,000	Linear Technology Corp.	336,300
10,000	Maxwell Technologies, Inc. *	172,700
25,000	MEMC Electronic Materials, Inc. *	324,000
12,000	Microchip Technology, Inc.	456,120
15,000	Micron Technology, Inc. *	171,900
60,000	Microsoft Corp.	1,521,600
5,000	Monster Worldwide, Inc. *	79,500
1,250	Motorola Mobility Holdings, Inc. *	30,500
1,428	Motorola Solutions, Inc. *	63,817
12,000	Novellus Systems, Inc. *	445,560

Value Line Income and Growth Fund, Inc.

March 31, 2011

Shares		Value
22,000	NVIDIA Corp. *	$406,120
15,000	Oracle Corp.	500,550
7,000	OSI Systems, Inc. *	262,710
6,000	Plantronics, Inc.	219,720
12,000	Plexus Corp. *	420,720
12,000	SAIC, Inc. *	203,040
14,000	STEC, Inc. *	281,260
15,000	STMicroelectronics N.V.	186,300
18,000	SunPower Corp. Class A *	308,520
20,000	Symantec Corp. *	370,800
15,000	Take-Two Interactive Software, Inc. *	230,550
20,000	TE Connectivity, Ltd.	696,400
10,000	Texas Instruments, Inc.	345,600
15,000	Western Digital Corp. *	559,350
18,000	Western Union Co. (The)	373,860
		24,815,423
	MATERIALS (2.9%)
12,000	AK Steel Holding Corp.	189,360
20,000	Alumina Ltd. ADR	204,200
12,000	AngloGold Ashanti Ltd. ADR	575,400
350	APERAM	13,997
7,000	ArcelorMittal	253,050
2,000	Arch Chemicals, Inc.	83,180
10,000	Barrick Gold Corp.	519,100
5,000	BHP Billiton Ltd. ADR	479,400
3,000	Cabot Corp.	138,870
5,000	Commercial Metals Co.	86,350
10,000	Dow Chemical Co. (The)	377,500
10,000	E.I. du Pont de Nemours & Co.	549,700
15,000	Ferro Corp. *	248,850
8,000	Freeport-McMoRan Copper & Gold, Inc.	444,400
10,000	Globe Specialty Metals, Inc.	227,600
10,000	Huntsman Corp.	173,800
12,000	International Paper Co.	362,160
7,000	Mechel ADR	215,530
10,000	Methanex Corp.	312,300
5,000	Mosaic Co. (The)	393,750
10,000	Nalco Holding Co.	273,100
7,500	Newmont Mining Corp.	409,350
10,000	OM Group, Inc. *	365,400
15,000	Owens-Illinois, Inc. *	452,850
12,000	Packaging Corp. of America	346,680
1,000	POSCO ADR	114,290
2,000	Rio Tinto PLC ADR	142,240
5,000	Sociedad Quimica y Minera de Chile S.A. ADR	276,300
5,000	Sterlite Industries (India) Ltd. ADR	77,200
2,000	Syngenta AG ADR	130,340
7,000	Titanium Metals Corp. *	130,060
15,000	Vale SA ADR	500,250
4,000	Walter Energy, Inc.	541,720
15,000	Yamana Gold, Inc.	184,650
		9,792,927
	TELECOMMUNICATION SERVICES (1.0%)
30,000	AT&T, Inc.	918,000
10,000	BT Group PLC ADR	300,800
7,201	Frontier Communications Corp.	59,192
1,000	Millicom International Cellular S.A.	96,170
5,000	PT Telekomunikasi Indonesia ADR	167,900

Shares		Value
10,000	Telecom Corporation of New Zealand Ltd. ADR	$77,100
20,000	Turkcell Iletisim Hizmetleri AS ADR	300,600
25,000	Verizon Communications, Inc.	963,500
20,000	Vodafone Group PLC ADR	575,000
		3,458,262
	UTILITIES (4.3%)
24,000	AES Corp. (The) *	312,000
16,000	ALLETE, Inc.	623,520
20,000	American Electric Power Company, Inc.	702,800
16,000	American States Water Co.	573,760
14,000	California Water Service Group	520,380
20,000	CenterPoint Energy, Inc.	351,200
15,000	CMS Energy Corp.	294,600
10,000	Companhia Energetica de Minas Gerais ADR	192,700
16,000	Dominion Resources, Inc.	715,200
6,000	Energen Corp.	378,720
17,000	Exelon Corp.	701,080
15,000	Ferrellgas Partners, L.P.	390,000
15,000	FirstEnergy Corp.	556,350
20,000	IDACORP, Inc.	762,000
15,000	NRG Energy, Inc. *	323,100
15,000	OGE Energy Corp.	758,400
24,000	Pepco Holdings, Inc.	447,600
5,000	PG&E Corp.	220,900
15,000	Pinnacle West Capital Corp.	641,850
14,000	PPL Corp.	354,200
15,000	Progress Energy, Inc.	692,100
8,000	Sempra Energy	428,000
25,000	Southern Co.	952,750
30,000	TECO Energy, Inc.	562,800
7,000	Veolia Environnement ADR	218,190
20,000	Westar Energy, Inc.	528,400
16,000	Wisconsin Energy Corp.	488,000
30,000	Xcel Energy, Inc.	716,700
		14,407,300

	TOTAL COMMON STOCKS (Cost $136,418,198) (56.2%)	188,532,812

PREFERRED STOCKS (0.5%)

	FINANCIALS (0.5%)

500	Bank of America Corp. Series L, 7.25%	505,495
1,500	Citigroup, Inc. 7.50%	189,750
20,000	Health Care REIT, Inc. Series F, 7.625%	510,600
15,100	HSBC Holdings PLC Series A, 6.20%	364,665
5,000	MetLife, Inc. Series B, 6.50%	124,300
		1,694,810

	TOTAL PREFERRED STOCKS (Cost $1,667,799) (0.5%)	1,694,810

Principal Amount		Value

U.S. TREASURY OBLIGATIONS (6.3%)

$6,656,040	U.S. Treasury Notes, 2.38%, 4/15/11 (1)	6,675,283
6,510,600	U.S. Treasury Notes, 2.00%, 4/15/12 (1)	6,807,138

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$3,396,060	U.S. Treasury Notes, 1.88%, 7/15/15 (1)	$3,736,196
4,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	4,108,752

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,228,306) (6.3%)	21,327,369

CORPORATE BONDS & NOTES (11.0%)

	BASIC MATERIALS (0.7%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,091,253
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,164,387
		2,255,640
	COMMUNICATIONS (4.0%)
4,000,000	BellSouth Corp., 6.00%, 10/15/11	4,113,856
4,379,000	Cellco Partnership / Verizon Wireless, 3.75%, 5/20/11	4,397,488
750,000	Viacom, Inc., 4.38%, 9/15/14	800,191
4,000,000	Walt Disney Co. (The), 5.70%, 7/15/11	4,062,548
		13,374,083
	CONSUMER, CYCLICAL (0.8%)
500,000	Lowe’s Cos, Inc., 2.13%, 4/15/16	487,982
1,000,000	Marriott International, 5.81%, 11/10/15	1,085,382
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,010,319
		2,583,683
	CONSUMER, NON-CYCLICAL (2.6%)
4,000,000	HJ Heinz Finance Co., Guaranteed Notes, 6.63%, 7/15/11	4,067,604
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,106,823
2,500,000	Kraft Foods, Inc., 5.63%, 11/1/11	2,569,095
600,000	R. R. Donnelley & Sons Co., Notes, 6.13%, 1/15/17	623,683
500,000	Teva Pharmaceutical Finance Co. LLC, 5.55%, 2/1/16	556,563
		8,923,768
	FINANCIAL (1.1%)
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,004,445
500,000	Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	503,690
750,000	Morgan Stanley, 3.45%, 11/2/15	737,240
1,250,000	ProLogis, 6.25%, 3/15/17	1,354,396
		3,599,771
	INDUSTRIAL (0.5%)
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	914,260

Principal Amount		Value
$700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	$746,154
		1,660,414
	TECHNOLOGY (1.3%)
3,000,000	Hewlett-Packard Co., 2.25%, 5/27/11	3,009,870
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,575,834
		4,585,704

	TOTAL CORPORATE BONDS & NOTES (Cost $35,983,932) (11.0%)	36,983,063

CONVERTIBLE CORPORATE BONDS & NOTES (7.7%)

	COMMUNICATIONS (0.9%)
500,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	627,500
1,250,000	Leap Wireless International, Inc., 4.50%, 7/15/14	1,206,250
1,000,000	NII Holdings, Inc., 3.13%, 6/15/12	1,005,000
		2,838,750
	CONSUMER, CYCLICAL (0.2%)
750,000	AMR Corp., 6.25%, 10/15/14	789,375
	CONSUMER, NON-CYCLICAL (2.1%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	1,127,500
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	1,042,500
1,250,000	Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13	1,350,000
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	993,750
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,550,625
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	1,113,000
		7,177,375
	ENERGY (1.4%)
1,200,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	969,000
1,250,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	1,254,687
1,250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	1,325,000
1,250,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	1,217,188
		4,765,875
	FINANCIAL (0.4%)
1,250,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	1,237,500

Value Line Income and Growth Fund, Inc.

March 31, 2011

Principal Amount		Value

	INDUSTRIAL (1.2%)
$1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	$928,750
1,000,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	977,500
1,000,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	918,750
1,000,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,077,500
		3,902,500
	TECHNOLOGY (1.5%)
1,000,000	Advanced Micro Devices, Inc., Senior Notes Convertible, 5.75%, 8/15/12	1,032,500
1,500,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	1,631,250
1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	1,226,562
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	1,163,750
		5,054,062

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $22,522,120) (7.7%)	25,765,437

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)

207,753	Federal National Mortgage Association, 6.00%, 6/25/16	212,332

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $209,182) (0.1%)	212,332

	TOTAL INVESTMENT SECURITIES (81.8%) (Cost $217,029,537)	274,515,823

SHORT-TERM INVESTMENTS (18.2%)

	REPURCHASE AGREEMENTS (18.2%)
60,900,000	With Morgan Stanley, 0.06%, dated 03/31/11, due 04/01/11, delivery value $60,900,102 (collateralized by $61,375,000 U.S. Treasury Notes 1.3750% due 03/15/13, with a value of $62,082,981)	60,900,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,900,000) (18.2%)	60,900,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		115,213
NET ASSETS (2) (100%)		$335,531,036
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($335,531,036 ÷ 38,104,952 shares outstanding)		$8.81

*	Non-income producing.
(1)	Treasury Inflation Protected Security (TIPS).
(2)
For federal income tax purposes, the aggregate cost was $277,929,537, aggregate gross unrealized appreciation was $60,533,966, aggregate gross unrealized depreciation was $3,047,680 and the net unrealized appreciation was $57,486,286.

ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$188,532,812	$0	$0	$188,532,812
Preferred Stocks	1,694,810	0	0	1,694,810
U.S. Treasury Obligations	0	21,327,369	0	21,327,369
Corporate Bonds & Notes	0	36,983,063	0	36,983,063
Convertible Corporate Bonds & Notes	0	25,765,437	0	25,765,437
U.S. Government Agency Obligations	0	212,332	0	212,332
Short-Term Investments	0	60,900,000	0	60,900,000

Total Investments in Securities	$190,227,622	$145,188,201	$0	$335,415,823

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011